Consolidated Statement of Changes in Equity (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement of Stockholders Equity
Issue costs, net of taxes	$ 0.1
Accumulated other comprehensive loss comprises items that will not be recycled	19.2	$ 37.6
Accumulated other comprehensive loss comprises items that may be recycled	$ 32.7	$ 61.1
Number of shares issued	157,469,361
Number of common shares deemed to have been repurchased	517,409